Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                 Suite 301
                 Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature              City     State   and Date of Signing:
Susan E. Boyd          Summit,  NJ      5-12-2010
--------------------  -------------     ---------------
Signature              City     State    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   239
Form 13F Information Table Value Total: $190,412 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 3/31/2010

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	122		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	100		1200	SH	Sole		None	1200	0	0
AOL Inc.		COM		00184X105	0		2	SH	Sole		None	2	0	0
AT&T Inc.		COM		00206R102	2		79	SH	Sole		None	79	0	0
Abbott Laboratories	COM		002824100	137		2600	SH	Sole		None	2600	0	0
Actuant Corporation 	CL A New	00508X203	1766		90350	SH	Sole		None	90350	0	0
Aegon N.V. 		NY Reg SHS	007924103	19		2801	SH	Sole		None	2801	0	0
Agilent Technologies 	COM		00846U101	41		1186	SH	Sole		None	1186	0	0
Agrium Inc		COM		008916108	1125		15935	SH	Sole		None	15935	0	0
Air Products&Chemicals	COM		009158106	1960		26500	SH	Sole		None	26500	0	0
AllianceBernstein Hldg 	Unit Ltd Ptnr	01881G106	227		7400	SH	Sole		None	7400	0	0
Allied Capital Corp	COM		01903Q108	20		4100	SH	Sole		None	4100	0	0
AmBev Comp de Bebidas 	SpADR Pref	20441W203	1647		17970	SH	Sole		None	17970	0	0
American States Water 	COM		029899101	42		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	1395		32747	SH	Sole		None	32747	0	0
Anadarko Petroleum 	COM		032511107	204		2800	SH	Sole		None	2800	0	0
Annaly Mortgage Mgmt	COM		035710409	1369		79700	SH	Sole		None	79700	0	0
Anworth Mortgage Asset 	COM		037347101	466		69100	SH	Sole		None	69100	0	0
Apollo Investment Corp	COM		03761U106	186		14600	SH	Sole		None	14600	0	0
Ares Capital Corp	COM		04010L103	2386		161000	SH	Sole		None	161000	0	0
Ariba, Inc.		COM New		04033V203	0		6	SH	Sole		None	6	0	0
Arthur J. Gallagher&Co	COM		363576109	2204		89792	SH	Sole		None	89792	0	0
Ascent Media Corp	COM Ser A	043632108	0		4	SH	Sole		None	4	0	0
Automatic Data Processg	COM		053015103	1077		24220	SH	Sole		None	24220	0	0
Avnet Inc		COM		053807103	2681		89375	SH	Sole		None	89375	0	0
BHP Billiton Ltd	Spons  ADR	088606108	169		2100	SH	Sole		None	2100	0	0
Ball Corp		COM		058498106	208		3899	SH	Sole		None	3899	0	0
Banco Bradesco S.A.	SpADRPf New	059460303	49		2652	SH	Sole		None	2652	0	0
Banco Latinoamericano 	SHS E		P16994132	999		69575	SH	Sole		None	69575	0	0
BancoSantanderBrasil 	ADSRep1Ut	05967A107	1750		140800	SH	Sole		None	140800	0	0
Banco Santander Chile 	SpADRepCom	05965X109	68		1000	SH	Sole		None	1000	0	0
Bank of America Corp	COM		060505104	1973		110525	SH	Sole		None	110525	0	0
Baytex Energy Trust 	Trust Unit	073176109	3275		96450	SH	Sole		None	96450	0	0
BlackRock Kelso Capital COM		092533108	236		23700	SH	Sole		None	23700	0	0
Boardwalk Pipeline Ptn	Ut LTD Partn	096627104	461		15500	SH	Sole		None	15500	0	0
Boeing			COM		097023105	481		6625	SH	Sole		None	6625	0	0
Brookfield Asset Mgmt	CLA LimVShrs	112585104	1181		46450	SH	Sole		None	46450	0	0
Bucyrus International	COM		118759109	6890		104406	SH	Sole		None	104406	0	0
C. R. Bard, Inc.	COM		067383109	13		150	SH	Sole		None	150	0	0
CVS Caremark Corp	COM		126650100	380		10400	SH	Sole		None	10400	0	0
California Water Svc	COM		130788102	35		920	SH	Sole		None	920	0	0
Carnival Corp		PAIRED CTF	143658300	365		9375	SH	Sole		None	9375	0	0
Caterpillar Inc		COM		149123101	73		1164	SH	Sole		None	1164	0	0
CenturyTel, Inc.	COM		156700106	0		4	SH	Sole		None	4	0	0
Chimera Investment Corp	COM		16934Q109	1109		285200	SH	Sole		None	285200	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	832		17300	SH	Sole		None	17300	0	0
Vale S A (CVRD)		ADR		91912E105	32		1000	SH	Sole		None	1000	0	0
Cisco Systems Inc	COM		17275R102	1238		47563	SH	Sole		None	47563	0	0
Citigroup Inc		COM		172967101	247		60900	SH	Sole		None	60900	0	0
Coach, Inc.		COM		189754104	2255		57050	SH	Sole		None	57050	0	0
Coca-Cola Femsa SA	Sp ADR REP L	191241108	2076		31245	SH	Sole		None	31245	0	0
Cognizant Technology 	CL A		192446102	577		11325	SH	Sole		None	11325	0	0
Colgate-Palmolive Co	COM		194162103	444		5210	SH	Sole		None	5210	0	0
Comp Brasileira deDist	SpADR PrClA	20440T201	1269		18875	SH	Sole		None	18875	0	0
Comp Cervecerias Unidas Sp ADR		204429104	231		6150	SH	Sole		None	6150	0	0
Compass Minerals Intl	COM		20451N101	2988		37240	SH	Sole		None	37240	0	0
ConocoPhillips 		COM		20825C104	24		464	SH	Sole		None	464	0	0
Costco Wholesale Corp	COM		22160K105	520		8705	SH	Sole		None	8705	0	0
Covidien PLC		SHS		G2554F105	532		10590	SH	Sole		None	10590	0	0
Credicorp Limited	COM		G2519Y108	556		6310	SH	Sole		None	6310	0	0
Crown Castle Intl Corp	COM		228227104	1110		29044	SH	Sole		None	29044	0	0
Ctrip.com Intl Ltd	ADS 		22943F100	877		22375	SH	Sole		None	22375	0	0
Deere & Company		COM		244199105	1669		28075	SH	Sole		None	28075	0	0
Devon Energy Corp	COM		25179M103	88		1364	SH	Sole		None	1364	0	0
Diamond Offshore Drill	COM		25271C102	1030		11595	SH	Sole		None	11595	0	0
Discovery Comms		COM Ser A	25470F104	2		45	SH	Sole		None	45	0	0
Discovery Comms		COM Ser C	25470F302	1		45	SH	Sole		None	45	0	0
Dominion Resources Inc	COM		25746U109	25		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	13		800	SH	Sole		None	800	0	0
EastGroup Properties	COM		277276101	23		600	SH	Sole		None	600	0	0
El Paso Corp		COM		28336L109	776		71600	SH	Sole		None	71600	0	0
Embotelladora Andina SA	ADR B		29081P303	526		25750	SH	Sole		None	25750	0	0
Emerson Electric Co.	COM		291011104	49		980	SH	Sole		None	980	0	0
Energy Transfer Equity	COM U LTD P	29273V100	1732		51325	SH	Sole		None	51325	0	0
Energy Transfer Ptrs	Ut LTD Ptn	29273R109	1390		29672	SH	Sole		None	29672	0	0
Enterprise GP Holdings 	Unit LT Int	293716106	515		12000	SH	Sole		None	12000	0	0
Enterprise Products Ptr	COM		293792107	1978		57199	SH	Sole		None	57199	0	0
Equity Residential 	SH Ben Int	29476L107	31		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3430		51211	SH	Sole		None	51211	0	0
FPL Group, Inc.		COM		302571104	14		300	SH	Sole		None	300	0	0
FedEx Corp.		COM		31428X106	2668		28560	SH	Sole		None	28560	0	0
Fomento EconMexicano 	Sp ADR Units	344419106	1349		28375	SH	Sole		None	28375	0	0
Freeport-McMoRan 	COM		35671D857	4227		50595	SH	Sole		None	50595	0	0
General Electric 	COM		369604103	4		200	SH	Sole		None	200	0	0
Genuine Parts Co	COM		372460105	2134		50525	SH	Sole		None	50525	0	0
Google Inc. 		CL A		38259P508	1924		3393	SH	Sole		None	3393	0	0
H. J. Heinz Company	COM		423074103	162		3550	SH	Sole		None	3550	0	0
Halliburton Co		COM		406216101	33		1100	SH	Sole		None	1100	0	0
Hatteras Financial  	COM		41902R103	729		28275	SH	Sole		None	28275	0	0
Henry Schein Inc	COM		806407102	3515		59677	SH	Sole		None	59677	0	0
Hewlett-Packard Co	COM		428236103	53		1000	SH	Sole		None	1000	0	0
Home Depot Inc		COM		437076102	12		386	SH	Sole		None	386	0	0
Hubbell Inc.		CL B		443510201	1294		25665	SH	Sole		None	25665	0	0
Itau Unibanco Holding 	SpADR RepPf	465562106	2004		91150	SH	Sole		None	91150	0	0
ITT Corp		COM		450911102	2061		38438	SH	Sole		None	38438	0	0
Inergy LP		Unit LTD Ptn	456615103	40		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	1401		23830	SH	Sole		None	23830	0	0
Int'l Bus Machines	COM		459200101	2495		19455	SH	Sole		None	19455	0	0
Intel Corp		COM		458140100	1301		58350	SH	Sole		None	58350	0	0
Invesco Mortgage Cap	COM		46131B100	310		13475	SH	Sole		None	13475	0	0
JP Morgan Chase & Co	COM		46625H100	426		9523	SH	Sole		None	9523	0	0
Johnson & Johnson	COM		478160104	19		290	SH	Sole		None	290	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	766		11703	SH	Sole		None	11703	0	0
Lexington Realty Trust	COM		529043101	8		1233	SH	Sole		None	1233	0	0
Liberty Media Corp. 	CapCom SerA	53071M302	2		45	SH	Sole		None	45	0	0
Liberty Media Corp. 	IntCom Ser A	53071M104	3		225	SH	Sole		None	225	0	0
Life Technologies Corp.	COM		53217V109	3085		59022	SH	Sole		None	59022	0	0
Linn Energy LLC		Unit Ltd Liab	536020100	410		15950	SH	Sole		None	15950	0	0
MFA Mortgage Investmts	COM		55272X102	1869		254000	SH	Sole		None	254000	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	1928		40569	SH	Sole		None	40569	0	0
McDonald's Corp		COM		580135101	240		3600	SH	Sole		None	3600	0	0
Medco Health Solutions 	COM		58405U102	333		5160	SH	Sole		None	5160	0	0
Medtronic, Inc. 	COM		585055106	9		200	SH	Sole		None	200	0	0
MetLife Inc		COM		59156R108	35		800	SH	Sole		None	800	0	0
Mettler-Toledo Intl Inc	COM		592688105	2892		26485	SH	Sole		None	26485	0	0
Microsoft Corp		COM		594918104	1677		57263	SH	Sole		None	57263	0	0
Millicom Intl Cellular 	SHS New		L6388F110	98		1100	SH	Sole		None	1100	0	0
Mindray Medical Intl 	Sp ADR		602675100	559		15350	SH	Sole		None	15350	0	0
Mindspeed Technologies 	COM New		602682205	0		2	SH	Sole		None	2	0	0
Montpelier Re Holdings 	SHS		G62185106	1595		94900	SH	Sole		None	94900	0	0
Nalco Holding Co.	COM		62985Q101	2116		86978	SH	Sole		None	86978	0	0
New Oriental Ed & Tech	SP ADR		647581107	246		2875	SH	Sole		None	2875	0	0
Nicor Inc.		COM		654086107	406		9675	SH	Sole		None	9675	0	0
Oracle Corporation	COM		68389X105	1316		51200	SH	Sole		None	51200	0	0
PETsMART, Inc.		COM		716768106	2444		76460	SH	Sole		None	76460	0	0
PT Telekomunikasi Indon	SP ADR		715684106	872		24380	SH	Sole		None	24380	0	0
Paccar Inc		COM		693718108	142		3265	SH	Sole		None	3265	0	0
Pall Corp		COM		696429307	2255		55705	SH	Sole		None	55705	0	0
Pentair Inc		COM		709631105	1675		47015	SH	Sole		None	47015	0	0
Pepsico Inc		COM		713448108	1497		22634	SH	Sole		None	22634	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	378		3225	SH	Sole		None	3225	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	27		600	SH	Sole		None	600	0	0
Pfizer Inc		COM		717081103	453		26400	SH	Sole		None	26400	0	0
Philip Morris Intl Inc.	COM		718172109	1043		20005	SH	Sole		None	20005	0	0
Plains All Amer Pipel	Unit LTD Ptn	726503105	2247		39486	SH	Sole		None	39486	0	0
Plains Explor&Prod Co 	COM		726505100	19		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	1825		46915	SH	Sole		None	46915	0	0
Praxair Inc		COM		74005P104	2688		32390	SH	Sole		None	32390	0	0
Procter & Gamble Co	COM		742718109	745		11780	SH	Sole		None	11780	0	0
Prudential Financial	COM		744320102	625		10332	SH	Sole		None	10332	0	0
Qualcomm		COM		747525103	246		5865	SH	Sole		None	5865	0	0
RPM International, Inc.	COM		749685103	1915		89745	SH	Sole		None	89745	0	0
Red Hat, Inc.		COM		756577102	12		400	SH	Sole		None	400	0	0
Rogers Communications 	Cl B		775109200	156		4580	SH	Sole		None	4580	0	0
Roper Industries, Inc.	COM		776696106	58		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	499		8630	SH	Sole		None	8630	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	14		258	SH	Sole		None	258	0	0
SPX Corporation		COM		784635104	2315		34905	SH	Sole		None	34905	0	0
Satyam Computer Svcs 	ADR		804098101	226		43300	SH	Sole		None	43300	0	0
Schlumberger N.V.	COM		806857108	222		3500	SH	Sole		None	3500	0	0
Simpson Manufacturing 	COM		829073105	832		29960	SH	Sole		None	29960	0	0
Skyworks Solutions	COM		83088M102	0		14	SH	Sole		None	14	0	0
Spectra Energy Corp	COM		847560109	18		800	SH	Sole		None	800	0	0
Sprint Nextel Corp	COM Ser 1	852061100	0		70	SH	Sole		None	70	0	0
Supervalu Inc.		COM		868536103	360		21560	SH	Sole		None	21560	0	0
TelecommunicacoesDeSP	Sp ADR PFD	87929A102	21		950	SH	Sole		None	950	0	0
Teva Pharmaceutical 	ADR		881624209	391		6200	SH	Sole		None	6200	0	0
First of Long Island 	COM		320734106	12		500	SH	Sole		None	500	0	0
The New York Times Co	CL A		650111107	2437		218975	SH	Sole		None	218975	0	0
Sherwin-Williams Co	COM		824348106	1758		25975	SH	Sole		None	25975	0	0
The Walt Disney Co	COM		254687106	21		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	3931		76421	SH	Sole		None	76421	0	0
Thompson Creek Metals	COM		884768102	1145		84650	SH	Sole		None	84650	0	0
Time Warner Cable Inc.	COM		88732J207	0		7	SH	Sole		None	7	0	0
Time Warner, Inc.	COM		887317303	1		32	SH	Sole		None	32	0	0
Transocean Ltd.		REG SHS		H8817H100	29		332	SH	Sole		None	332	0	0
Transwitch Corp		COM		894065309	0		125	SH	Sole		None	125	0	0
Unilever NV		NY SHS New	904784709	207		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	98		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	1403		36850	SH	Sole		None	36850	0	0
Valero Energy Corp	COM		91913Y100	1249		63425	SH	Sole		None	63425	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
WPP PLC 		ADR		92933H101	830		16100	SH	Sole		None	16100	0	0
Wal-Mart Stores Inc	COM		931142103	26		464	SH	Sole		None	464	0	0
Western Union Co.	COM		959802109	1897		111825	SH	Sole		None	111825	0	0
Williams Companies, Inc	COM		969457100	2143		92764	SH	Sole		None	92764	0	0
Windstream Corp		COM		97381W104	3		319	SH	Sole		None	319	0	0
Asia Pacific Fund	COM		044901106	118		11900	SH	Sole		None	11900	0	0
Calamos Cv&High IncFd	COM SHRS	12811P108	863		70300	SH	Sole		None	70300	0	0
Calamos Glob Tot Ret Fd	CMSH Bn Int	128118106	228		15400	SH	Sole		None	15400	0	0
Calamos Strat Tot RetFd	CMSH Bn Int	128125101	87		9500	SH	Sole		None	9500	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	11		700	SH	Sole		None	700	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	1303		99960	SH	Sole		None	99960	0	0
Gabelli Global Deal Fd	COM SBI		36245G103	537		37550	SH	Sole		None	37550	0	0
Greater China Fd Inc	COM		39167B102	254		20975	SH	Sole		None	20975	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	130		10150	SH	Sole		None	10150	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	6		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	1880		74900	SH	Sole		None	74900	0	0
Korea Equity Fd Inc	COM		50063B104	217		23000	SH	Sole		None	23000	0	0
Latin Amer Discovery Fd	COM		51828C106	61		3530	SH	Sole		None	3530	0	0
Market Vectors ETF TR	GoldMin ETF	57060U100	2989		67305	SH	Sole		None	67305	0	0
Market Vectors ETF TR	JrGoldMinETF	57060U589	105		4100	SH	Sole		None	4100	0	0
Nuveen MultStratIncGro2	COM SHRS	67073D102	1122		135800	SH	Sole		None	135800	0	0
Nuveen MultStratIncGro	COM		67073B106	32		4100	SH	Sole		None	4100	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	1699		121800	SH	Sole		None	121800	0	0
Powershares ETF Trust	Dyn Lrg Cap	73935X609	183		12425	SH	Sole		None	12425	0	0
SPDR Series Trust	DJWS LgGr	78464A409	174		3375	SH	Sole		None	3375	0	0
Singapore Fund Inc	COM		82929L109	85		6500	SH	Sole		None	6500	0	0
Taiwan Fd Inc Com	COM		874036106	191		13650	SH	Sole		None	13650	0	0
Templeton Dragon Fd 	COM		88018T101	72		2775	SH	Sole		None	2775	0	0
IShares Inc.		MSCI S Korea 	464286772	375		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	297		23700	SH	Sole		None	23700	0	0
IShares TR		DJ O&G Exp	464288851	58		1070	SH	Sole		None	1070	0	0
Templeton EmMktInc 	COM		880192109	58		3950	SH	Sole		None	3950	0	0
Aberdeen AsiaPac IncFd	COM		003009107	1718		263453	SH	Sole		None	263453	0	0
AdventClaymore CvSecInc	COM		00764C109	1177		70050	SH	Sole		None	70050	0	0
BlackRock Core Bond Tr	SHS Ben Int	09249E101	199		16300	SH	Sole		None	16300	0	0
BlackRock MuniYdQualFd	COM		09254F100	294		21250	SH	Sole		None	21250	0	0
Blackrock CredAllInc Tr	COM		092508100	663		54400	SH	Sole		None	54400	0	0
Blackrock GlobFlRtIncTr COM		091941104	469		30400	SH	Sole		None	30400	0	0
Blackrock IncOpp Tr Inc	COM		092475102	79		8350	SH	Sole		None	8350	0	0
Blackrock Income Tr Inc	COM		09247F100	176		26800	SH	Sole		None	26800	0	0
Calamos GlobDynIncFd	COM 		12811L107	694		86110	SH	Sole		None	86110	0	0
Eaton Vance FlRatInc Tr	COM		278279104	342		21700	SH	Sole		None	21700	0	0
Eaton Vance LtDur IncFd	COM		27828H105	2061		129550	SH	Sole		None	129550	0	0
Eaton Vance SrFltgRatTR	COM		27828Q105	15		900	SH	Sole		None	900	0	0
Eaton Vance Sr IncTr	Sh Ben Int	27826S103	1253		181300	SH	Sole		None	181300	0	0
FirstTrustFIDAC MtIncFd	COM SHRS	33734E103	377		20500	SH	Sole		None	20500	0	0
Flaherty&CrmClaymPfSec	COM SHRS	338478100	857		56100	SH	Sole		None	56100	0	0
FranklinTempletonLDurIn	COM		35472T101	1086		81100	SH	Sole		None	81100	0	0
AdventClayGlbConvSecInc ComBenInt	007639107	324		37150	SH	Sole		None	37150	0	0
MFS Charter Income Tr	Sh Ben Int	552727109	875		93100	SH	Sole		None	93100	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	1146		168000	SH	Sole		None	168000	0	0
MorganStanley EmMkDebt	COM		61744H105	205		19668	SH	Sole		None	19668	0	0
Nuveen DivAdvMunFd	COM		67066V101	10		700	SH	Sole		None	700	0	0
Nuveen DivAdvMunFd3	COMShBenInt	67070X101	21		1500	SH	Sole		None	1500	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	595		49800	SH	Sole		None	49800	0	0
Nuveen Fltg Rt Inc Opp 	COM Shs		6706EN100	588		48300	SH	Sole		None	48300	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	867		57400	SH	Sole		None	57400	0	0
Nuveen PerfPlusMuniFd	COM		67062P108	20		1400	SH	Sole		None	1400	0	0
Nuveen Premier MunIncFd	COM		670988104	27		2000	SH	Sole		None	2000	0	0
Nuveen PremIncMuni 2	COM		67063W102	11		800	SH	Sole		None	800	0	0
Nuveen PremIncMuni 4	COM		6706K4105	6		500	SH	Sole		None	500	0	0
Nuveen QualIncMuniFd	COM		670977107	20		1400	SH	Sole		None	1400	0	0
Vanguard Bd Index Fnd 	StTermBd	921937827	316		3945	SH	Sole		None	3945	0	0
Western Asset EmMktDebt COM		95766A101	63		3456	SH	Sole		None	3456	0	0
Western Asset MunPtn Fd	COM		95766P108	42		3100	SH	Sole		None	3100	0	0
iShares TR		Barc 1-3yr Cr	464288646	1147		10970	SH	Sole		None	10970	0	0
iShares TR		Barc 1-3 Yr	464287457	202		2425	SH	Sole		None	2425	0	0
iShares TR		Barc Int. Cr	464288638	169		1625	SH	Sole		None	1625	0	0